Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Expenses by Nature
The following table shows the expenses by nature for the years ended December 31, 2019, 2018 and 2017 as required by IAS 1.104.

	2019	2018	2017
Changes in inventories	14,542	6,850	(63)
Raw materials and consumables	139,205	177,591	180,872
Services	91,526	107,074	118,681
Employee benefits expense	129,051	134,622	137,904
Depreciation and amortization, net of government grants	23,487	10,003	11,362
Other	13,396	22,451	24,004

Total cost of sales, selling and administrative expenses	411,207	458,591	472,760

Summary of Depreciation and Amortization
The following tables show in which caption is included the depreciation and amortization, net of government grants.

Included in cost of sales	2019	2018	2017
Depreciation of property, plant and equipment	7,867	7,455	8,565
Depreciation of right-of-use assets	3,842	—	—
Amortisation of intangible assets	14	34	73
Government grants	(1,463)	(1,061)	(1,068)

Total (a)	10,260	6,428	7,570

Included in selling expenses
Depreciation of property, plant and equipment	2,721	2,274	1,818
Depreciation of right-of-use assets	9,084	—	—
Amortisation of intangible assets	—	—	306

Total (b)	11,805	2,274	2,124

Included in administrative expenses
Depreciation of property, plant and equipment	381	425	478
Depreciation of right-of-use assets	301	—	—
Amortisation of intangible assets	903	876	1,190
Government grants	(163)	—	—

Total (c)	1,422	1,301	1,668

Total depreciation and amortization (a+b+c)	23,487	10,003	11,362

Summary of Employee Benefit Expense
The following tables show in which caption is included the employee benefits expense.

Included in cost of sales	2019	2018	2017
Salary and wages	60,756	62,815	57,401
Social security costs	17,251	18,310	18,854
Employees’ leaving entitlement	3,704	3,827	3,710
Other costs	4,498	4,875	12,365

Total (a)	86,209	89,827	92,330

Included in selling expenses
Salary and wages	18,736	19,754	20,475
Social security costs	3,800	4,019	4,376
Employees’ leaving entitlement	557	350	660
Other costs	689	649	699

Total (b)	23,782	24,772	26,210

Included in administrative expenses
Salary and wages	13,725	14,585	13,843
Social security costs	3,502	3,638	3,570
Employees’ leaving entitlement	664	635	831
Other costs	1,169	1,165	1,120

Total (c)	19,060	20,023	19,364

Total employee benefits expense (a+b+c)	129,051	134,622	137,904